DK INVESTORS INC.

2000 SEMI-ANNUAL REPORT

DK INVESTORS, INC.
205 Lexington Avenue, 16th Floor
New York, New York 10016
(212) 779-4233
_________________________________________________________________________

August 29, 2000

To Our Shareholders:

What an interesting time we live in. Business is good--the stock market goes down. Business is bad--the stock market goes up. Unemployment is low--that's bad. It seems that each day new criteria arise to affect the market. Old values and old criteria no longer appear to hold sway. I am happy to report, however, that it appears that your Board of Directors is doing something right.

With the help of our investment advisor, we are continuing to invest in tax-exempt bonds having a Moody's rating of A or better. We decided, at our May meeting, to continue to ladder our investments so that we can take advantage of any significant interest rate changes. We purchase bonds maturing anywhere from two to ten years from the date of purchase. This way we will always have maturities to provide us cash to make new purchases and take advantage of the best interest rates available at the time.

Annexed hereto you will find our auditor's report on the financial condition of the Company as of June 30th. During the fiscal period January 1 through June 30, DK Investors had net earning of $316,226. This compares to $341,694 during the same fiscal period in 1999. These earnings translate to $0.27 per share of our common stock. In January 2000, and again in May, DK paid dividends to shareholders totaling $0.24 per share. A dividend of $0.12 per share was also paid to shareholder in July of this year.

At our annual meeting held in May, the following directors were elected:
Gene Nadler, Harry Nadler, Francine Yellon, Andrew Brucker, Joseph Kell, Angelo Balafas, and Thomas B. Schulhof. After the shareholders' meeting, your Board of Directors met and elected Gene Nadler President, Angelo Balafas Vice President, and Harry Nadler Secretary. The next meeting of the Board will be held in September 2000.

Sincerely,

Gene Nadler
President

FINANCIAL STATEMENTS
JUNE 30, 2000

To the Shareholders and Board of Directors
DK Investors Inc.

We have performed a limited review of the statements of assets and liabilities of DK Investors Inc., including the portfolio of investments as of June 30, 2000, and the related statements of operations and changes in net assets for the six months then ended.

Our review was performed in accordance with standards for such reviews promulgated by the American Institute of Certified Public Accountants, and, accordingly, consisted principally of obtaining an understanding of the accounting system for preparation of interim financial information; making an analytical review of pertinent financial data; and making inquiries of, and evaluating responses from certain officials of the company who have responsibility for financial and accounting methods. All information included in these financial statements is the representation of the management of DK Investors Inc.

Because our limited review did not constitute an examination made in accordance with generally accepted auditing standards, we express no opinion on the aforementioned financial statements.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements, in order for them to be in conformity with generally accepted accounting principles.

CUMMINGS & CARROLL, P.C.
Certified Public Accountants

August 14, 2000
Great Neck, New York

DK INVESTORS INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30,
(Unaudited)

ASSETS

                                        2000            1999
                                        ----            ----

Investments in securities at market
  (identified cost - 2000 $15,293,974
  1999 $15,579,616)			$ 15,161,511    $ 15,441,263
Accrued interest receivable                  266,480         276,881
Deferred charge                                7,918          10,984
Cash                                         128,370           4,278
					------------	------------
Total Assets				$ 15,564,279    $ 15,733,406
					============	============

LIABILITIES

Payable for securities purchased        $    546,357    $    596,898
Accrued expenses                              40,734          42,808
Dividends payable
  (2000 - July 10, 2000
  1999 - July 12, 1999)                      141,086         176,358
					------------	------------
Total Liabilities		             728,177         816,064
					------------	------------

Net assets
  (equivalent to $12.62 and $12.69 per
  share respectively, based on
  1,175,664 shares capital stock
  outstanding)			        $ 14,836,102    $ 14,917,342
					============	============

See accountants' review report and accompanying notes.

DK INVESTORS INC.

INVESTMENT IN SECURITIES
JUNE 30, 2000
(Unaudited)

							                              % OF
							                              INVESTMENT
                             COUPON          PRINCIPAL    COST OR       MARKET        BASED
SECURITIES                   RATE   MATURITY AMOUNT       BASIS         VALUE         ON M.V.
----------                   ------ -------- ------------ ------------- ------------- ----------
Wisc.Pub Pwr Sys             7.000  2000     $    500,000 $     500,040 $     500,035 3.30%
Carson City Nev Sch Dist     7.700  2001          265,000       271,300       271,265 1.79%
Delaware Trans Auth          7.100  2001          200,000       204,003       204,404 1.35%
Harrison Cnty MS Sch Dist    7.000  2002           70,000        73,065        72,587 0.48%
NYS Environ.Fac Corp.        7.300  2002          500,000       510,739       511,045 3.37%

Lewisville TX Indpt Sch Dist 7.500  2002          300,000       317,988       316,932 2.09%
Hamilton Twp NJ Sch Dist     7.000  2002          260,000       274,600       274,217 1.80%
Lincoln, MI Cons Sch Dist    7.000  2003          325,000       349,573       343,808 2.27%
Rowlett, TX                  6.000  2004          170,000       178,753       176,703 1.17%
Gladstone MI Pub Sch         6.500  2005          100,000       110,079       107,073 0.71%

NYS Dorm Auth                6.500  2005          250,000       270,132       266,695 1.76%
FL St Brd Mand SKG           7.500  2005           20,000        20,722        20,299 0.13%
Metro Pier and Expo          6.250  2005          100,000       109,581       106,102 0.70%
Metro Pier and Expo          6.500  2005          310,000       340,478       331,015 2.18%
Jackson Miss Pub Sch         6.250  2005          130,000       138,611       138,290 0.91%

NY Dorm Auth                 7.800  2005           40,000        41,778        40,889 0.27%
Port Seattle Wash Rev        7.300  2005          300,000       320,136       309,276 2.04%
NYS Dorm Auth Rev            6.500  2006          190,000       210,819       204,341 1.35%
Wisc St. Clean Wtr Rev       6.125  2006          350,000       385,830       372,152 2.46%
Ohio St. Bldg. Auth          6.000  2006          210,000       225,589       223,106 1.47%

Scottsdale, AZ G/O           6.500  2006          250,000       274,108       272,075 1.80%
NJ Waste Wtr Treatment       7.000  2007          200,000       230,332       224,518 1.48%
Tucson, AZ Wtr               6.750  2007          200,000       224,737       221,834 1.46%
Wichita, KS W&S              6.000  2007          600,000       645,342       639,222 4.22%
Chicago,IL Met Wtr Reclam    7.000  2008          100,000       111,438       111,921 0.74%

NYS Dorm Auth                6.000  2008          240,000       264,963       250,712 1.65%
Intermountain Pwr UT         6.250  2008          300,000       321,101       323,460 2.13%
Las Vegas Valley Wtr         7.000  2008          225,000       241,005       229,984 1.52%
Brownville, TX Indpt Sch     7.250  2008          575,000       665,852       659,151 4.35%
Fort Bend Cnty Tx MunUtil    6.500  2009          375,000       416,780       412,485 2.72%

Pampa TX Wtr                 7.400  2009          100,000       106,512       100,507 0.66%
Clark Cnty Nev Sch Dist      7.000  2009          350,000       362,737       361,652 2.39%
Texas Mun Pwr Agy            6.100  2009          500,000       535,864       539,255 3.56%
Mississippi St G/O           5.750  2009          300,000       311,400       315,456 2.08%
SE TX Hosp fin Agy           7.500  2009           90,000        93,509        98,751 0.65%

Chicago IL G/O               6.000  2010          175,000       182,666       185,528 1.22%
Texas St. Pub Fin Auth       6.500  2010          250,000       269,145       276,265 1.80%
New Mexico Mtg Fin Auth      6.850  2010           10,000        10,116        10,071 0.07%
NV Hsg Dev                   7.550  2010          245,000       249,710       248,151 1.64%
RI Hsg & Mtg                 7.700  2010          500,000       513,339       517,500 3.41%



DK INVESTORS INC.

INVESTMENT IN SECURITIES
JUNE 30, 2000
(Unaudited)
							                              % OF
							                              INVESTMENT
                             COUPON          PRINCIPAL    COST OR       MARKET        BASED
SECURITIES                   RATE   MATURITY AMOUNT       BASIS         VALUE         ON M.V.
----------                   ------ -------- ------------ ------------- ------------- ----------
MA St. Ref Ser A             6.000  2010          325,000       344,164       350,142   2.31%
McLean & Woodford Cty IL     7.375  2010          600,000       681,632       707,640   4.67%
Kenosha, Wisc Wtwks          7.000  2011          350,000       381,651       365,533   2.41%
Austin TX Util Sys           6.750  2012          100,000       104,183       103,928   0.69%
Birmingham ALA UT            6.600  2012          275,000       282,588       287,174   1.89%

Jonesboro, AR Indl Dev       6.500  2012          500,000       540,137       522,930   3.45%
Arkansas St. Dev. Fin.       7.000  2014          500,000       535,723       516,645   3.41%
Missouri St. Environmental   6.875  2014          110,000       120,219       115,007   0.76%
Missouri St Env Auth         7.200  2016          200,000       215,824       216,262   1.43%
Austin Comb Util             8.000  2016          125,000       138,628       128,894   0.85%

Maine St HSG Auth            7.100  2016          200,000       197,620       204,654   1.35%
Wisconsin HSG & ECO          7.350  2017           60,000        60,168        60,671   0.40%
Wisconsin HSG & ECO          6.400  2017          350,000       346,500       354,008   2.33%
Michigan St. Hosp.           7.500  2018          175,000       192,125       181,801   1.20%
Richmond, VA                 6.250  2021          250,000       268,340       257,490   1.70%
                                             ------------  ------------  ------------ -------
                                             $ 14,295,000  $ 15,293,974  $ 15,161,511 100.00%
                                             ============  ============  ============ =======

See accountants' review report and accompanying notes.

DK INVESTORS INC.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30,
(Unaudited)

					2000		1999
                                        -----------     ------------

Income
  Interest - municipal obligations
  (Less amortization of premiums
  2000 $84,151; 1999 $73,793)           $   387,158      $   416,980

Expenses
  Investment advisory fee                    29,120           29,934
  Shareholder servicing costs,
    including transfer agent and
    dividend disbursing agent fees
    and expense                               3,519            3,817
  Reports to shareholders                     4,263            4,150
  Legal fees                                 12,718           12,757
  Auditing fees                               6,250            6,250
  Directors fees                              3,600            3,900
  Insurance                                   9,805           12,540
  Miscellaneous                               1,657            1,938
                                        -----------     ------------
                                             70,932           75,286
                                        -----------     ------------

Net investment income                   $   316,226     $    341,694
                                        ===========     ============
Realized and Unrealized Gain (loss) on Investments

Realized gain (loss) from sale of securities
(excluding short-term securities)

Proceeds from sales                     $ 1,511,800     $  1,678,102
Cost of securities sold                   1,546,553        1,736,249
                                        ------------    -------------
Realized gain (loss)                        (34,753)         (58,147)
                                        ------------    -------------

Unrealized appreciation (depreciation of investments)

Beginning of period                        (240,055)         140,713
End of period                              (132,463)        (138,353)
                                        ------------    -------------
Increase (decrease) in unrealized
  appreciation                              107,592         (279,066)
                                        ------------    -------------

Total Realized and Unrealized Gain
  (loss) on Investments                 $    72,839     $   (337,213)
                                        ============    =============

See accountants' review report and accompanying notes.

DK INVESTORS INC.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30,
(Unaudited)

					2000		1999
                                        ------------    ------------

INVESTMENT ACTIVITIES

Net investment income                   $    316,226    $    341,694

Realized and unrealized gain
  (loss) on investments                       72,839        (337,213)

Distributions to shareholders               (282,172)       (364,472)
                                        -------------   -------------

Increase (decrease) in net assets            106,893        (359,991)

NET ASSETS

Beginning of period--
  January 1, 2000 - 1999                  14,729,209      15,277,333
                                        -------------   -------------

End of period--
  June 30, 2000 - 1999                  $ 14,836,102    $ 14,917,342
                                        =============   =============

See accountants' review report and accompanying notes.


Note 1 - Summary of Significant Accounting Policies

The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

a. Security Valuation
   Investments in securities were valued at the bid price by Chase Bank.

b. Federal Income Taxes
   The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations. The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax-free to shareholders.

c. Income and Expense Recognition

   Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

d. Other

   As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.


Note 2 - Purchases and Sales of Securities

         During the period ended June 30, 2000, purchases and sales of securities other than short-term were $2,016,000 and $1,512,000, respectively. During the period ended June 30, 1999, purchases and sales of securities other than short-term were $2,389,000 and $1,678,000, respectively.

Note 3 - Investment Advisory Fee

         The Company's agreement with Chase Bank for investment management and advisory services calls for an annual fee of 4/10ths of 1% of the average portfolio value. The fee for the six months ended June 30, 2000 amounted to $29,120.

Note 4 - Distributions

         Distributions to shareholders were $282,172 or $.24 per share in 2000 and $364,472 or $.31 per share in 1999. Distributions include $589 or $.0005 per share and $12,406 or $.0106 per share paid in 2000 and 1999 as supplemental distributions for 1999 and 1998 respectively.

Note 5 - Supplementary Information

         Per share income and capital changes (for a share outstanding throughout the period) ended:


                                        June 30,     June 30,
					2000         1999
					--------     --------

Investment income                       $   .33      $   .35
Expenses                                    .06          .06
					--------     --------

Net investment income                       .27          .29

Distribution to Shareholders             (  .24)      (  .31)

Net realized and unrealized gain
  (loss) on investments                     .06       (  .29)
					--------     --------

Net increase (decrease) in asset value  $   .09      $(  .31)
                                        ========     ========
Net assets value per share at end
  of year                               $ 12.62      $ 12.69
                                        ========     ========

Ratio of expenses to average net assets     .48%         .49%

Ratio of net investment income to
  average net assets                       2.1%         2.2%

Portfolio turnover                        10.35%       10.97%

Number of shares outstanding during the entire period was 1,175,664.

DK INVESTORS, INC.

OFFICES:          205 Lexington Avenue, 16th Floor
                  New York, New York 10016
                  (212) 779-4233

OFFICERS:         Gene Nadler                       President
                  Angelo J. Balafas                 Vice President
                  Harry Nadler                      Secretary

DIRECTORS:        Gene Nadler                       Chairman
                  Harry Nadler
                  Thomas B. Schulhof
                  Angelo J. Balafas
                  Joseph Kell
                  Andrew Brucker, Esq.
                  Francine Yellon

LEGAL COUNSEL:    POMERANZ GOTTLIEB & MUSHKIN, LLC
                  205 Lexington Avenue, 16th Floor
                  New York, New York 10016

AUDITORS:         CUMMINGS & CARROLL, P.C.
                  175 Great Neck Road
                  Great Neck, New York 11021

INVESTMENT
  ADVISORS:       Chase Asset Management, Inc.
                  Division of Chase Manhattan Bank
                  1211 Avenue of the Americas
                  New York, New York 10036

TRANSFER AGENT
  AND REGISTRAR:  American Stock Transfer & Trust Co.
                  40 Wall Street, 46th Floor
                  New York, New York 10005

CUSTODIAN:        Chase Manhattan Bank (formerly Chemical Bank)

ANNUAL MEETING:
On May 10, 2000, a regular Annual Meeting of the Shareholders of the company was held at 205 Lexington Avenue, 16th Floor, New York, New York.

REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT FORM N-2 ARE AVAILABLE TO REGISTERED STOCKHOLDERS UPON WRITTEN REQUEST TO THE SECRETARY AT THE ABOVE ADDRESS.